Financial Instruments on Balance Sheet - Summary of Contingent Consideration and Other Financial Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Closing balance contingent consideration and other financial liabilities at December 31	€ 19,583	€ 28,179
Contingent consideration [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance contingent consideration at January 1st	28,179	25,529
Milestone payment	(5,341)
Fair value adjustment	(4,225)	1,633
Currency Translation Adjustment	(3,064)	1,017
Closing balance contingent consideration at December 31	15,549	28,179
Other financial liabilities	4,034
Closing balance contingent consideration and other financial liabilities at December 31	€ 19,583	€ 28,179